Write-down and Loss on Sales of Vessels (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Impairment and Loss on Sale of Vessels, Equipment and Other Operating Assets
The following tables contain the write-downs and loss on sales of vessels for the three and six months ended June 30, 2019 and 2018:

			Three Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2019 $	2018 $
Teekay LNG Segment – Liquefied Gas Carriers (1)	4 Multi-gas Carriers	N/A	—	(33,000)
Other			—	170
Total			—	(32,830)

			Six Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2019 $	2018 $
Teekay Parent Segment - Offshore Production (2)	FPSO	N/A	(3,328)	—
Teekay LNG Segment - Conventional Tankers (3)	Handymax	N/A	—	(13,000)
Teekay LNG Segment - Liquefied Gas Carriers (1)	4 Multi-gas Carriers	N/A	—	(33,000)
Teekay LNG Segment - Conventional Tankers (4)	2 Suezmaxes	Oct/Dec-2018	—	(5,662)
Other			—	170
Total			(3,328)	(51,492)

(1)
In June 2018, the carrying value for four of Teekay LNG's seven wholly-owned Multi-gas carriers, the Napa Spirit, Pan Spirit, Cathinka Spirit and Camilla Spirit, were written down to their estimated fair value, using appraised values, as a result of Teekay LNG's evaluation of alternative strategies for these assets, the current charter rate environment and the outlook for charter rates for these vessels.

(2)	In March 2019, the Company took an impairment charge in respect of certain of its FPSO-related assets.

(3)
In March 2018, the carrying value of the Alexander Spirit conventional tanker was written down to its estimated fair value, using an appraised value, as a result of changes in the Company's expectations of the vessel's future opportunities once its current charter contract ends in 2019. Teekay LNG commenced marketing the vessel for sale in 2019 and it is presented as held for sale in the consolidated balance sheets as at June 30, 2019.

(4)
In June and August 2017, the charterer for the European Spirit and African Spirit Suezmax tankers gave formal notices to Teekay LNG that it would not exercise its one-year extension option under the charter contracts and redelivered the tankers in August 2017 and November 2017, respectively. Upon receiving these notifications, Teekay LNG commenced marketing the vessels for sale. Based on second-hand market comparable values at the time, Teekay LNG wrote down the vessels to their estimated resale values and they were presented as held for sale on the consolidated balance sheets as at December 31, 2017. During the six months ended June 30, 2018, Teekay LNG recorded a further write-down of the vessels to their estimated resale value. In the fourth quarter of 2018, Teekay LNG sold the European Spirit and African Spirit for net proceeds of $15.7 million and $12.8 million, respectively, using the net proceeds from the sales primarily to repay its existing term loans associated with the vessels.